Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Useful Lives	Property, plant and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:
Useful life
Property and buildings	20–25 years
Leasehold improvement	Lesser of useful life and lease term
Machinery and equipment	5–10 years
Automobiles	3–5 years
Office and electric equipment	3–5 years

Schedule of Land use Rights are Amortized Useful Lives	Land use rights are amortized using the straight-line method with the following estimated useful lives:
Useful life
Land use rights	46 years

Schedule of Company’s Total Revenues by Geographic Market	The summary of the Company’s total revenues by geographic market for the six months ended March 31, 2023 and 2022 was as follows:
	For the Six Months Ended March 31,
	2023	2022
China domestic market	$1,634,219	$1,264,539
Overseas market	8,618,944	8,203,082
Total revenue	$10,253,163	$9,467,621

Schedule of Company’s Total Revenues by Product Categories	The summary of the Company’s total revenues by product categories for the six months ended March 31, 2023 and 2022 was as follows:
	For the Six Months Ended March 31,
	2023	2022
Wheelchair	$8,381,323	$7,949,623
Wheelchair components and others	1,871,840	1,517,998
Total revenue	$10,253,163	$9,467,621

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:
	For the Six Months Ended March 31,		For the Year Ended September 30,
	2023	2022	2022
Period-end spot rate	US$1=RMB 6.8681	US$1=RMB 6.3431	US$1=RMB 7.1135
Average rate	US$1=RMB 6.9784	US$1=RMB 6.3712	US$1=RMB 6.5532